Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Schedule of accounts receivable, net
	As of March 31,
	2022	2023
	$	$

Accounts receivable	2,311	2,440
Less: allowance for expected credit losses	(51)	(554)
Total accounts receivable, net	2,260	1,886

Schedule of movements of the expected credit loss provision
	Year ended March 31,
	2021	2022	2023
	$	$	$

At beginning of year	-	-	51
Provision for the year	-	51	503
At end of year	-	51	554